Vessels (Tables)	6 Months Ended		9 Months Ended	11 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Nov. 29, 2021
Summary of vessels, net

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2021	$46,082	$(354)	$45,728
– Additions for improvements	378	—	378
– Depreciation for the period	—	(2,024)	(2,024)
Balance, June 30, 2022	$46,460	$(2,378)	$44,082

		Accumulated
	Vessel Cost	Depreciation	Net Book Value
– Vessels contributed by DSI	$46,040	—	$46,040
– Additions and improvements	42	—	42
– Depreciation for the period	—	(354)	(354)
Balance, December 31, 2021	$46,082	$(354)	$45,728

OceanPal Inc. Predecessors
Summary of vessels, net

		Accumulated
	Vessel Cost	Depreciation	Net Book Value
Balance, December 31, 2020	$47,405,161	$(15,155,862)	$32,249,299
– Additions for improvements	29,477	—	29,477
– Depreciation for the period	—	(1,071,390)	(1,071,390)
Balance, June 30, 2021	$47,434,638	$(16,227,252)	$31,207,386

The amounts reflected in Vessels, net in the accompanying combined carve-out balance sheet as of December 31, 2020 are analyzed as follows:

		Accumulated
	Vessel Cost	Depreciation	Net Book Value
Balance, December 31, 2019	$38,600,196	$(13,139,306)	$25,460,890
– Additions for improvements	1,474,965	—	1,474,965
– Vessel fair value adjustment	200,500	—	200,500
– Vessel transferred from held for sale	7,129,500	—	7,129,500
– Depreciation for the period	—	(2,016,556)	(2,016,556)
Balance, December 31, 2020	$47,405,161	$(15,155,862)	$32,249,299